Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Business combination and the acquisition of investment securities and equity investees, various arrangements | Maximum
Investment commitments
Amount committed	¥ 15,174	¥ 17,495